Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Entity Central Index Key	0000795384
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000005546
Shareholder Report [Line Items]
Fund Name	Maryland Tax-Free Money Fund
Class Name	Investor Class
Trading Symbol	TMDXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Money Fund - Investor Class	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
AssetsNet	$ 101,963,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ (87,000)
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$101,963
Number of Portfolio Holdings	73

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	59.9%
Other Municipal Security	39.7
Non-Financial Company Commercial Paper	2.1
Other Assets less Liabilities	-1.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Montgomery County, Trinity Health Credit Group	8.5%
Maryland Economic Dev., Howard Hughes Medical Institute	7.0
Maryland HHEFA, Univ. of Maryland Medical System	4.8
Montgomery County	4.7
Maryland HHEFA, Johns Hopkins Univ.	4.3
Maryland CDA, Multi-Family, Kirkwood Housing	4.3
Maryland HHEFA, Pooled Loan Program	4.3
Howard County Housing Commission, Beech's Farm Apartments	4.2
Washington Suburban Sanitary Commission	3.8
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White Health	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193184
Shareholder Report [Line Items]
Fund Name	Maryland Tax-Free Money Fund
Class Name	I Class
Trading Symbol	TWNXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Money Fund - I Class	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
AssetsNet	$ 101,963,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ (87,000)
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$101,963
Number of Portfolio Holdings	73

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	59.9%
Other Municipal Security	39.7
Non-Financial Company Commercial Paper	2.1
Other Assets less Liabilities	-1.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Montgomery County, Trinity Health Credit Group	8.5%
Maryland Economic Dev., Howard Hughes Medical Institute	7.0
Maryland HHEFA, Univ. of Maryland Medical System	4.8
Montgomery County	4.7
Maryland HHEFA, Johns Hopkins Univ.	4.3
Maryland CDA, Multi-Family, Kirkwood Housing	4.3
Maryland HHEFA, Pooled Loan Program	4.3
Howard County Housing Commission, Beech's Farm Apartments	4.2
Washington Suburban Sanitary Commission	3.8
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White Health	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless